Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
9. Tax
Profit before tax from continuing operations		£ 3,112	£ 1,286		£ 1,758
Tax charge based on the standard UK corporation tax rate of 19% (2018: 19%, 2017: 19.25%)		593	244		339
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 0% (2018: 27.1%, 2017: 38.2%))		£ 217	£ 104		£ 333
Tax, percentage [abstract]
Tax charge based on the standard UK corporation tax rate of 19% (2018: 19%, 2017: 19.25%)		19.00%	19.00%		19.30%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 0% (2018: 27.1%, 2017: 38.2%))		7.00%	8.10%		18.90%
Recurring items [abstract]
Non-creditable taxes including withholding taxes		£ 146	£ 156		£ 191
Non-deductible expenses		34	67		76
Impact of UK bank levy being non-deductible		35	42		59
Tax adjustments in respect of share-based payments		(7)	11		2
Non-taxable gains and income		(240)	(232)		(191)
AT1 tax credit	[1]	(121)	(123)		(123)
Changes in recognition of deferred tax and effect of unrecognised tax losses		(85)	(104)		(72)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK		15	16		(61)
Adjustments in respect of prior years		(152)	(237)		(21)
Banking surcharge and other items	[1]	£ (103)	£ (69)		£ (108)
Recurring items, percentages [abstract]
Non-creditable taxes including withholding taxes, percentage		4.70%	12.10%		10.90%
Non-deductible expenses, percentage		1.10%	5.20%		4.30%
Impact of UK bank levy being non-deductible, percentage		1.10%	3.30%		3.40%
Tax adjustments in respect of share-based payments, percentage		(0.20%)	0.90%		0.10%
Non-taxable gains and income, percentage		(7.70%)	(18.00%)		(10.90%)
AT1 tax credit, percentage	[1]	(3.90%)	(9.60%)		(7.00%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage		(2.70%)	(8.10%)		(4.10%)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage		0.50%	1.20%		(3.50%)
Adjustments in respect of prior years, percentage		(4.90%)	(18.40%)		(1.20%)
Banking surcharge and other items, percentage	[1]	(3.30%)	(5.40%)		(6.10%)
Non-recurring items [abstract]
One off re-measurement of US deferred tax assets		£ 0	£ 0		£ 1,177
Impact of the UK branch exemption election on US branch deferred tax assets		0	0		(276)
Non-deductible provisions for UK customer redress		0	8		0
Non-deductible provisions for investigations and litigation		0	346		66
Non-taxable gains and income on divestments		0	0		(39)
Non-deductible impairments and losses on divestments		£ 0	£ 0		£ 0
Non-recurring items, percentages [abstract]
One off re-measurement of US deferred tax assets, percentage		0.00%	0.00%		67.00%
Impact of the United Kingdom branch exemption election on US branch deferred tax assets, percentage		0.00%	0.00%		(15.70%)
Non-deductible provisions for UK customer redress, percentage		0.00%	0.60%		0.00%
Non-deductible provisions for investigations and litigation , percentage		0.00%	26.90%		3.80%
Non-taxable gains and income on divestments, percentage		0.00%	0.00%		(2.20%)
Non-deductible impairments and losses on divestments, percentage		0.00%	0.00%		0.00%
Tax charge		£ 332	£ 229	[2]	£ 1,352	[2],[3]
Total tax charge, percentage		10.70%	17.80%		76.90%
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge		£ (332)	£ (229)	[2]	£ (1,352)	[2],[3]
AT1 tax credit	[1]	121	123		123
Banking surcharge and other items	[1]	103	69		108
IAS 12 [member] | Increase (decrease) due to changes in accounting policy [member]
Non-recurring items, percentages [abstract]
Tax charge		(171)	(175)		(174)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge		171	175		174
IAS 12 [member] | Increase (decrease) due to changes in accounting policy [member] | Standard UK corporation tax rate [Member]
Recurring items [abstract]
AT1 tax credit		(121)	(123)		(123)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
AT1 tax credit		121	123		123
IAS 12 [member] | Increase (decrease) due to changes in accounting policy [member] | Banking surcharge rate [Member]
Recurring items [abstract]
Banking surcharge and other items		(50)	(52)		(51)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Banking surcharge and other items		£ 50	£ 52		£ 51

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. The tax charge for the current period has been reduced by £ 171 m (relief at the standar d UK corporation tax rate is £ 121 m and the relief at the banking surcharge rate is £ 5 0 m ) . Comparatives have been restated, reducing the tax charge for 2018 by £175m and 2017 by £174m (relief at the st andard UK corporation tax rate is £ 123 m (2017 and 2018) and the relief at the banking surcharge rate is £ 52 m (2018) and £ 51 m (2017)). The table above has the AT1 tax credit for the current year and prior periods split between the AT1 tax credit line and th e banking surcharge line. Further detail can be found in Note 1

[2]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[3]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39